Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Income (loss)	$ 237	$ (5,774)	$ (11,164)
Adjustments for:
Depreciation	773	660	539
Gains from Short term cash deposits	(151)
Share-based compensation to employees and consultants	1,597	1,674	1,125
Exchange differences on cash and cash equivalents	(143)	(60)	(62)
Financial expenses (income) related to financial instruments	(28)	(40)	3,230
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	560	(751)	437
Decrease (increase) in inventories	181	(374)	(74)
Decrease (increase) in other receivables	(185)	31	35
Decrease in operating right of use assets	400	442	237
Increase (decrease) in trade payables	236	(35)	228
Increase (decrease) in lease liabilities	(337)	(229)	145
Increase (decrease) in accrued liabilities and other payables	(464)	740	629
Decrease in deferred revenues (including long term deferred revenues)	(175)	(735)	(1,008)
Net cash provided by (used in) operating activities	2,501	(4,451)	(5,703)
Cash flows from investing activities:
Capitalization of intangible assets	(161)	(82)
Purchase of property and equipment	(1,428)	(437)	(1,491)
Investment in short term deposits	(30,000)
Proceeds from sale of property and equipment	33		30
Net cash used in investing activities	(31,556)	(519)	(1,461)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses	32,743	4,400	5,440
Exercise of options and warrants into shares	6,017	89	7
Loan repaid		(24)	(20)
Payments made for equipment on financing terms			(17)
Net cash provided by financing activities	38,760	4,465	5,410
Increase (Decrease) in cash and cash equivalents and restricted deposits	9,705	(505)	(1,754)
Cash and cash equivalents and restricted deposits at the beginning of the year	3,526	3,971	5,663
Exchange differences on cash and cash equivalents and restricted deposits	143	60	(62)
Cash and cash equivalents and restricted deposits at the end of the year	13,374	3,526	3,971
A. Supplementary information on investing and financing activities not involving cash flows:
Conversion of pre-paid warrants to ordinary shares		355	22
Obtaining right of use assets in exchange for a lease liability	557	23	97
Exercise of anti-dilution derivatives			2,024
Classification of warrants from liabilities to equity, net			1,335
Classification of issuance costs liability to equity	50
B. Reconciliation of Cash, cash equivalents and restricted cash at the end of the year
Cash and cash equivalents	13,148	3,333	3,791
Restricted deposits (including long term)	226	193	180
Total cash and cash equivalents and restricted deposits	$ 13,374	$ 3,526	$ 3,971